SECURITISATIONS AND COVERED BONDS	12 Months Ended
Dec. 31, 2021
Disclosure Of Securitisations Programmes And Transactions [Abstract]
SECURITISATIONS AND COVERED BONDS
NOTE 25: SECURITISATIONS AND COVERED BONDS
Securitisation programmes
The Group’s balance sheet includes loans securitised under the Group’s securitisation programmes, the majority of which have been sold by Group companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the Group company, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet, with the related notes in issue included within debt securities in issue.
Covered bond programmes
Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet, and the related covered bonds in issue included within debt securities in issue.
The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 24.

	2021		2020
	Loans and advances securitised	Notes in issue	Loans and advances securitised	Notes in issue
	£m	£m	£m	£m
Securitisation programmes
UK residential mortgages	18,300	16,214	23,984	21,640
Commercial loans	388	1,839	2,884	4,004
Credit card receivables	11,615	8,474	5,890	4,340
Motor vehicle finance	235	251	1,826	1,915
Dutch residential mortgages	427	448	—	—
	30,965	27,226	34,584	31,899
Less held by the Group		(23,521)		(27,418)
Total securitisation programmes (notes 23 and 24)[1]		3,705		4,481
Covered bond programmes
Residential mortgage-backed	35,896	16,907	33,980	23,477
Social housing loan-backed	833	500	980	600
	36,729	17,407	34,960	24,077
Less held by the Group		—		(100)
Total covered bond programmes (note 24)		17,407		23,977
Total securitisation and covered bond programmes		21,112		28,458
1Includes £33 million (2020: £45 million) of securitisation notes held at fair value through profit or loss.
Cash deposits of £3,455 million (2020: £3,930 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group. Additionally, the Group has certain contractual arrangements to provide liquidity facilities to some of these structured entities. At 31 December 2021 these obligations had not been triggered; the maximum exposure under these facilities was £52 million (2020: £52 million).
The Group has a number of covered bond programmes, for which limited liability partnerships have been established to ring-fence asset pools and guarantee the covered bonds issued by the Group. At the reporting date the Group had over-collateralised these programmes as set out in the table above to meet the terms of the programmes, to secure the rating of the covered bonds and to provide operational flexibility. From time to time, the obligations of the Group to provide collateral may increase due to the formal requirements of the programmes. The Group may also voluntarily contribute collateral to support the ratings of the covered bonds.
The Group recognises the full liabilities associated with its securitisation and covered bond programmes within debt securities in issue, although the obligations of the Group in respect of its securitisation issuances are limited to the cash flows generated from the underlying assets. The Group could be required to provide additional support to a number of the securitisation programmes to support the credit ratings of the debt securities issued, in the form of increased cash reserves and the holding of subordinated notes. Further, certain programmes contain contractual obligations that require the Group to repurchase assets should they become credit-impaired or as otherwise required by the transaction documents.
The Group has not provided financial or other support by voluntarily offering to repurchase assets from any of its public securitisation programmes during 2021 (2020: none).